COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Accounts payable and accrued expenses
Accounts payable:	2023	2022
Related parties (1)	$1,186,459	$831,502
General operating	5,511,334	5,395,422
Accrued interest on debt (2)	2,732,093	2,095,955
Credit card balances	152,217	167,517
Accrued payroll and other expenses	1,574,182	951,022
Taxes and fees payable	642,640	642,640
Total	$11,798,925	$10,084,058

Accounts payable:	2022	2021
Related parties (1)	$831,502	$2,294,570
General operating	5,342,431	3,313,649
Accrued interest on debt (2)	2,095,955	1,546,889
Credit card balances	218,781	169,035
Accrued payroll and other expenses (3)	1,319,402	1,686,310
Taxes and fees payable	642,640	642,640
Total	$10,450,711	$9,653,093

Future minimum lease payments
2023	$6,974,583
2024	797,193
2025	497,261
2026	147,486
2027	7,032
Thereafter	66,000
Total operating lease liabilities	8,489,555
Amount representing interest	(348,254)
8,141,301
2022	$731,830
2023	—
2024	—
2025	—
2026	—
Thereafter	—
Total financing lease liabilities	731,830
Amount representing interest	—
Total future payments (1)	$731,830

2023	$6,163,141
2024	1,186,440
2025	738,108
2026	207,838
2027	11,415
Thereafter	66,000
Total operating lease liabilities	8,372,942
Amount representing interest	(543,069)
Total net present value	$7,829,873
2022	$710,776
2023	—
2024	—
2025	—
2026	—
Thereafter	—
Total financing lease liabilities	710,776
Amount representing interest	—
Total future payments (1)	$710,776

Shares to be issued
Convertible Promissory Notes	6,750,885,442
Series A Preferred Stock (1)	28,788,595,385
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	235,601,010
Series E Preferred Stock (3)	10,320,742,424
Stock Options and Warrants	129,116,666
46,227,529,620

2022
Convertible Promissory Notes	3,787,362,740
Series A Preferred Stock (1)	12,610,847,082
Series B Preferred Stock	2,588,693
Series D Preferred Stock	74,998,392
Series E Preferred Stock	3,285,381,029
Stock Options and warrants	129,116,666
19,890,294,603